Other Administrative Expenses (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
General maintenance expenses	R$ 878,393	R$ 896,232	R$ 895,734
Technology maintenance expenses	2,409,697	2,383,988	2,577,479
Advertising	516,448	521,964	540,593
Communications	351,019	501,765	421,522
Per diems and travel expenses	201,195	163,057	72,647
Taxes other than income tax	154,047	173,147	148,950
Surveillance and cash courier services	474,477	524,680	548,759
Insurance premiums	25,311	26,783	21,977
Specialized and technical services	2,413,970	2,397,149	2,228,715
Technical reports	409,138	512,257	425,767
Others specialized and technical services	2,004,832	1,884,892	1,802,948
Other administrative expenses (1)	1,393,951	1,159,950	886,742
Total	R$ 8,818,508	R$ 8,748,715	R$ 8,343,118